Summary of Significant Accounting Policies and Organization - Schedule of Deferred Tax Assets and Liabilities (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Expected income tax recovery (expense) at the statutory rate of 21%					$ (610,845)	$ (1,412,328)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)					142,167	11,057
Change in valuation allowance					(468,678)	(1,423,384)
Provision for income taxes